Non-Interest Revenue - Summary of Disaggregation of Revenue from Business Segments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 324,086.5	$ 3,793.6	₨ 280,965.9	₨ 239,603.7
Retail Banking
Disaggregation of Revenue [Line Items]
Fees and commissions	254,120.5	2,974.5	229,890.7	215,252.5
Wholesale Banking
Disaggregation of Revenue [Line Items]
Fees and commissions	30,699.5	359.4	27,844.8	23,619.5
Treasury Services
Disaggregation of Revenue [Line Items]
Fees and commissions	159.7	1.9	414.9	731.7
Insurance services
Disaggregation of Revenue [Line Items]
Fees and commissions	0.0	0.0	0.0	0.0
Others
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 39,106.8	$ 457.8	₨ 22,815.5	₨ 0.0